Dividends Paid and Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends paid - aggregate	$ 12,359	$ 12,213	$ 31,614
Installment 4 - FY 2016
Dividends Payable, Date Declared	Feb. 03, 2017
Dividends per share	$ 0.75
Dividends paid - aggregate			7,908
Dividends Payable, Date to be Paid	Mar. 14, 2017
Dividends paid to common stockholders			7,524
Dividends Payable, Date of Record	Mar. 07, 2017
Installment 1 - FY 2017
Dividends Payable, Date Declared	May 12, 2017
Dividends per share	$ 0.75
Dividends paid - aggregate			7,904
Dividends Payable, Date to be Paid	Jun. 14, 2017
Dividends paid to common stockholders			7,520
Dividends Payable, Date of Record	Jun. 07, 2017
Installment 2 - FY 2017
Dividends Payable, Date Declared	Aug. 09, 2017
Dividends per share	$ 0.75
Dividends paid - aggregate			7,902
Dividends Payable, Date to be Paid	Sep. 14, 2017
Dividends paid to common stockholders			7,518
Dividends Payable, Date of Record	Sep. 07, 2017
Installment 3 - FY 2017
Dividends Payable, Date Declared	Oct. 25, 2017
Dividends per share	$ 0.75
Dividends paid - aggregate			7,900
Dividends Payable, Date to be Paid	Dec. 12, 2017
Dividends paid to common stockholders			7,516
Dividends Payable, Date of Record	Dec. 06, 2017
Installemnt 4 - FY 2017
Dividends Payable, Date Declared	Jan. 26, 2018
Dividends per share	$ 0.3
Dividends paid - aggregate		3,102
Dividends Payable, Date to be Paid	Mar. 27, 2018
Dividends paid to common stockholders		2,948
Dividends Payable, Date of Record	Mar. 22, 2018
Installment 1 - FY 2018
Dividends Payable, Date Declared	May 04, 2018
Dividends per share	$ 0.3
Dividends paid - aggregate		3,065
Dividends Payable, Date to be Paid	Jun. 27, 2018
Dividends paid to common stockholders		2,911
Dividends Payable, Date of Record	Jun. 21, 2018
Installment 2 - FY 2018
Dividends Payable, Date Declared	Jul. 31, 2018
Dividends per share	$ 0.3
Dividends paid - aggregate		3,039
Dividends Payable, Date to be Paid	Sep. 27, 2018
Dividends paid to common stockholders		2,885
Dividends Payable, Date of Record	Sep. 20, 2018
Installment 3 - FY 2018
Dividends Payable, Date Declared	Nov. 02, 2018
Dividends per share	$ 0.3
Dividends paid - aggregate		3,007
Dividends Payable, Date to be Paid	Dec. 05, 2018
Dividends paid to common stockholders		$ 2,853
Dividends Payable, Date of Record	Nov. 27, 2018
Installment 4 - FY 2018
Dividends Payable, Date Declared	Jan. 25, 2019
Dividends per share	$ 0.3
Dividends paid - aggregate	$ 4,121
Dividends Payable, Date to be Paid	Mar. 27, 2019
Dividends Payable, Date of Record	Feb. 27, 2019
Installment 1 - FY 2019
Dividends Payable, Date Declared	May 10, 2019
Dividends per share	$ 0.3
Dividends paid - aggregate	$ 4,119
Dividends Payable, Date to be Paid	Jun. 27, 2019
Dividends Payable, Date of Record	May 29, 2019
Installment 2 - FY 2019
Dividends Payable, Date Declared	Jul. 24, 2019
Dividends per share	$ 0.3
Dividends paid - aggregate	$ 4,119
Dividends Payable, Date to be Paid	Oct. 09, 2019
Dividends Payable, Date of Record	Sep. 25, 2019
Installment 3 - FY 2019
Dividends Payable, Date Declared	Nov. 05, 2019
Dividends per share	$ 0.3
Dividends paid - aggregate	$ 4,711
Dividends Payable, Date to be Paid	Jan. 09, 2020
Dividends Payable, Date of Record	Dec. 17, 2019
Series C Preferred Stock
Preferred stock shares outstanding	0	1,000
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2016
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2017
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2017
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2017
Dividends paid to preferred stockholders			$ 384
Navios Holdings | Series C Preferred Stock | Installemnt 4 - FY 2017
Dividends paid to preferred stockholders		$ 154
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2018
Dividends paid to preferred stockholders		154
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2018
Dividends paid to preferred stockholders		154
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2018
Dividends paid to preferred stockholders		$ 154